Description of Organization, Business Operations and Basis of Presentation (Details) - Schedule of financial statement adjustments related to the restatement - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Feb. 23, 2021
As Previously Reported [Member]
Balance Sheet
Class A common stock subject to possible redemption	$ 284,539,230	$ 282,738,260	$ 284,539,230	$ 282,051,950
Class A common stock	225	243	225	250
Additional paid-in-capital	6,372,602	8,173,554	6,372,602	8,859,858
Accumulated deficit	(1,373,572)	(3,174,544)	(1,373,572)	(3,860,854)
Total Stockholders’ Equity/(Deficit)	$ 5,000,005	$ 5,000,003	$ 5,000,005	5,000,003
Statement of Operations
Class A – Public shares (in Shares)	30,000,000	30,000,000	30,000,000
Class A – Private placement (in Shares)	700,000	700,000	700,000
Class B – Common stock (in Shares)	7,500,000	8,162,500	7,500,000
Basic and diluted net income (loss) per share, Class A – Public shares (in Dollars per share)	$ 0	$ 0	$ 0
Basic and diluted net income (loss) per share, Class A – Private placement (in Dollars per share)	0.22	(0.36)	(0.17)
Basic and diluted net income (loss) per share, Class B – Common stock (in Dollars per share)	$ 0.22	$ (0.36)	$ (0.17)
Adjustment [Member]
Balance Sheet
Class A common stock subject to possible redemption	$ 15,460,770	$ 17,261,740	$ 15,460,770	17,948,050
Class A common stock	(155)	(173)	(155)	(180)
Additional paid-in-capital	(6,372,602)	(8,173,554)	(6,372,602)	(8,859,858)
Accumulated deficit	(9,088,013)	(9,088,013)	(9,088,013)	(9,088,013)
Total Stockholders’ Equity/(Deficit)	$ (15,460,770)	$ (17,261,740)	$ (15,460,770)	(17,948,050)
Statement of Operations
Class A – Public shares (in Shares)		(17,666,667)	(8,784,530)
Class A – Private placement (in Shares)		(412,222)	(204,972)
Class B – Common stock (in Shares)		(662,500)
Basic and diluted net income (loss) per share, Class A – Public shares (in Dollars per share)	$ 0.05	$ (0.16)	$ (0.05)
Basic and diluted net income (loss) per share, Class A – Private placement (in Dollars per share)	(0.17)	0.2	0.12
Basic and diluted net income (loss) per share, Class B – Common stock (in Dollars per share)	$ (0.17)	$ 0.2	$ 0.12
As Restated [Member]
Balance Sheet
Class A common stock subject to possible redemption	$ 300,000,000	$ 300,000,000	$ 300,000,000	300,000,000
Class A common stock	70	70	70	70
Additional paid-in-capital
Accumulated deficit	(10,461,585)	(12,262,557)	(10,461,585)	(12,948,867)
Total Stockholders’ Equity/(Deficit)	$ (10,460,765)	$ (12,261,737)	$ (10,460,765)	$ (12,948,047)
Statement of Operations
Class A – Public shares (in Shares)	30,000,000	12,333,333	21,215,470
Class A – Private placement (in Shares)	700,000	287,778	495,028
Class B – Common stock (in Shares)	7,500,000	7,500,000	7,500,000
Basic and diluted net income (loss) per share, Class A – Public shares (in Dollars per share)	$ 0.05	$ (0.16)	$ (0.05)
Basic and diluted net income (loss) per share, Class A – Private placement (in Dollars per share)	0.05	(0.16)	(0.05)
Basic and diluted net income (loss) per share, Class B – Common stock (in Dollars per share)	$ 0.05	$ (0.16)	$ (0.05)